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United States
Securities and Exchange Commission
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1704

Federated American Leaders Fund, Inc.
(Exact name of registrant as specified in charter)

4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)

Registrant’s telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2009 through 6/30/2010

Item 1. Proxy Voting Record.

Federated American Leaders Fund, Inc.

IssuerName	Meeting Date	Ticker	CUSIP	ProposalText	Proponent	Vote Cast	For/ Against Mgmt	Logical Ballot Status
H&R Block, Inc.	09/24/2009	HRB	093671105	Elect Director Alan M. Bennett	Mgmt	For	For	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Elect Director Thomas M. Bloch	Mgmt	For	For	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Elect Director Richard C. Breeden	Mgmt	For	For	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Elect Director Robert A. Gerard	Mgmt	For	For	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Elect Director Len J. Lauer	Mgmt	For	For	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Elect Director David B. Lewis	Mgmt	For	For	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Elect Director Tom D. Seip	Mgmt	For	For	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Elect Director L. Edward Shaw, Jr.	Mgmt	For	For	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Elect Director Russell P. Smyth	Mgmt	For	For	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Elect Director Christianna Wood	Mgmt	For	For	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	For	For	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Amend Omnibus Stock Plan	Mgmt	Against	Against	Voted
H&R Block, Inc.	09/24/2009	HRB	093671105	Ratify Auditors	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director W.R. Johnson	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director C.E. Bunch	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director L.S. Coleman, Jr.	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director J.G. Drosdick	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director E.E. Holiday	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director C. Kendle	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director D.R. O Hare	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director N. Peltz	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director D.H. Reilley	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director L.C. Swann	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director T.J. Usher	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Elect Director M.F. Weinstein	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Ratify Auditors	Mgmt	For	For	Voted
H. J. Heinz Co.	08/12/2009	HNZ	423074103	Provide Right to Call Special Meeting	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Approve Merger Agreement	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Adjourn Meeting	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Elect Director Robert M. Amen	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Elect Director Michael J. Critelli	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Elect Director Frances D. Fergusson	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Elect Director Victor F. Ganzi	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Elect Director Robert Langer	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Elect Director John P. Mascotte	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Elect Director Raymond J. McGuire	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Elect Director Mary Lake Polan	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Elect Director Bernard Poussot	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Elect Director Gary L. Rogers	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Elect Director John R. Torell III	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Ratify Auditors	Mgmt	For	For	Voted
Wyeth	07/20/2009		983024100	Report on Political Contributions	ShrHldr	Against	For	Voted
Wyeth	07/20/2009		983024100	Amend Articles/Bylaws/Charter -- Call Special Meetings	ShrHldr	Against	For	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated American Leaders Fund, Inc.

By (Signature and Title)*	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 26, 2010

* Print the name and title of each signing officer under his or her signature.